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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     September 30, 1995
                                                ----------------------


Check here if Amendment  [X]             Amendment Number :     4
                                                           ----------
   This Amendment (Check only one): [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

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
          /s/ E.J. BIRD                                    Greenwich, CT                                  November 12, 1999
          ----------------------------------------         ------------------------------            -----------------------
                          (Signature)                             (City, State)                                (Date)
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Report Type (Check only one):

   [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


   [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     32

Form 13F Information Table Value Total:               $821,995
                                                   (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE


Page 1 of 2

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
        COLUMN 1                     COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
------------------------          --------------  --------  --------   ------------------ ----------  --------  --------------------
                                                             VALUE     SHRS OR  SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED  NONE
------------------------          --------------  --------  --------   -------  ---  ---- ----------  --------  --------------------

American Express Co                    Common  025816-10-9   80,097    1,805,000 SH          SOLE              1,805,000

Bankers Trust NY Corp. *               Common  066365-10-7    8,697      123,800 SH          SOLE                123,800

Citicorp                               Common  173034-10-9  112,719    1,593,200 SH          SOLE              1,593,200

Columbia Gas Sys Inc. **               Common  197648-10-8   20,591      533,100 SH          SOLE                533,100

Dean Witter Discover & Co.             Common  24240V-10-1   16,414      291,800 SH          SOLE                291,800

Emphysis Financial Group Inc.          Common  29158K-10-4    6,126      165,000 SH          SOLE                165,000

Fund Amern Enterprises Hldgs           Common  360768-10-5   21,277      291,468 SH          SOLE                291,468

Federal Home Ln Mtg Corp               Common  313400-30-1  100,930    1,460,110 SH          SOLE              1,460,110

Financial Security Assurn Hldgs ***    Common  31769P-10-0    5,174      203,900 SH          SOLE                203,900

Genentech Inc.                         Common  368710-20-8      836       17,200 SH          SOLE                 17,200

General Dynamics Corp. ****            Common  369550-10-8   20,611      375,600 SH          SOLE                375,600

Kemper Corp.                           Common  488396-10-2   23,396      484,900 SH          SOLE                484,900

Jostens Inc.                           Common  481088-10-2    1,451       61,733 SH          SOLE                 61,733

Lehman Brothers Hldg Inc. *****        Common  524908-10-0   36,096    1,560,900 SH          SOLE              1,560,900

Laboratory Corp. Amer. Hldgs           Options 50540R-11-0       36       52,414 SH  Calls DEFINED                52,414

Laboratory Corp. Amer. Hldgs           Options 50540R-11-0      739    1,075,071 SH  Calls   SOLE              1,075,071

Laboratory Corp. Amer. Hldgs           Common  50540R-10-2    2,285      231,408 SH        DEFINED               231,408

Laboratory Corp. Amer. Hldgs           Common  50540R-10-2   38,521    3,900,880 SH          SOLE              3,900,880

Limited Inc.                           Common  532716-10-7   20,763    1,092,800 SH          SOLE              1,092,800

McKesson Corp.                         Common  581556-10-7   82,472    1,832,700 SH          SOLE              1,832,700

PS Group Inc.                          Common  693624-10-8   12,132    1,198,270 SH          SOLE              1,198,270

Reebok Intl Ltd ******                 Common  758110-10-0   49,844    1,450,000 SH          SOLE              1,450,000

Salomon Inc *******                    Common  79549B-10-7   18,693      488,700 SH          SOLE                488,700

Student Loan Marketing Assn.           Common  863871-50-5   22,307      413,100 SH          SOLE                413,100

Wells Fargo & Co                       Common  949740-10-4  187,314    1,009,100 SH          SOLE              1,009,100

* Short position in this security                            (7,524)    (107,100)

** Short position in this security                          (13,994)    (362,300)

*** Short position in this security                          (2,735)    (107,800)

**** Short position in this security                         (2,036)     (37,100)

***** Short position in this security                       (31,471)  (1,360,900)

****** Short position in this security                       (7,184)    (209,000)

******* Short position in this security                      (2,582)     (67,500)


COLUMN TOTALS                                               821,995